Property and Equipment	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
8)	PROPERTY AND EQUIPMENT
As of November 26, 2022 and February 26, 2022, included in property and equipment, net is accumulated depreciation of approximately $2.0 billion and $1.8 billion, respectively, of which $1.2 million and $0.2 million, respectively, in accumulated depreciation related to assets held under finance leases.

6.	PROPERTY AND E QU IPMENT
Property and equipment consist of the following:

(in thousands)	February 26, 2022	February 27, 2021
Land and buildings	$21,597	$24,840
Furniture, fixtures and equipment (1)	594,443	502,869
Leasehold improvements	746,365	721,039
Computer equipment and software	1,494,457	1,355,758

Total	2,856,862	2,604,506
Less: Accumulated depreciation (1)	(1,829,475)	(1,686,088)

Property and equipment, net	$1,027,387	$918,418

(1)
Furniture, fixtures and equipment includes $39.0 million in assets held under finance leases as of February 26, 2022. Accumulated depreciation includes $0.2 million in accumulated depreciation for assets held under finance leases as of February 26, 2022.

Depreciation expense was $292.3 million, $338.7 million, $339.0 million in Fiscal 2021, 2020, and 2019, respectively.